Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions, zł in Millions					5 Months Ended	6 Months Ended		12 Months Ended		13 Months Ended
	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 07, 2021 shares	May 16, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 PLN (zł)	Jun. 01, 2022 appeal judgement	Dec. 31, 2021 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Provisions						€ 8,590.0				€ 8,590.0				€ 9,583.0
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF						1,940.0				1,940.0		zł 9,119.9
Banco Popular Espanol SA
Disclosure of other provisions [line items]
Estimated cost of compensation to shareholders and bondholders															€ 680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program															€ 535.0
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
Provisions						739.0				739.0	£ 636
Delforca case to request Court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity			€ 66.0
Arbitration matter, amount claimed by counterparty			57.0
Arbitration matter, amount to be received by entity			66.0
Arbitration matter, interest to be received by entity			€ 11.0
Economic plans | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions						262.0				262.0
Floor clauses
Disclosure of other provisions [line items]
Provisions						44.0				44.0
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of pilot cases | appeal													5
Number of judgements rendered on pilot cases | judgement													5
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
Compensation sought in litigation claim					€ 112.0					61.9
Losses on litigation settlements	€ 51.4	€ 67.8
Losses on litigation settlements, amount paid in shares	€ 18.6
Breach of marketing alliance agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim						1,050.0
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Provisions						630.5				630.5		2,964.5
Increase through other costs associated						17.8	zł 82.7
Inheritance trust
Disclosure of other provisions [line items]
Number of sons involved in testamentary trust | child									4
Amount of shares to be transferred by trustee | shares				36,700,000				36,700,000
Financing terms, bonds issue | URO Property Holdings SOCIMI SA
Disclosure of other provisions [line items]
Legal proceedings, maximum loss						250.0
Provisions for PPI | Santander UK
Disclosure of other provisions [line items]
Provisions						0.0				0.0
Active loans, under IFRS 9 | Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Provisions						563.9				563.9		2,651.1
Increase in existing provisions						159.3	738.4
Active loans, under IAS 37 | Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Provisions						66.6				€ 66.6		zł 313.3
Increase in existing provisions						€ 27.3	zł 126.3